STOCK-BASED COMPENSATION PLANS - Quebecor Media outstanding options (Details) - Quebecor Media stock option plan	12 Months Ended
	Dec. 31, 2018 CAD ($) Option	Dec. 31, 2017 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	595,827	980,905
Exercised | Option	(263,227)	(215,978)
Cancelled | Option	(14,200)	(169,100)
Balance at end of year | Option	318,400	595,827
Vested options at end of year | Option	170,500	226,200
Balance at beginning of year	$ 62.84	$ 61.71
Exercised	60.31	59.40
Cancelled	70.06	60.65
Balance at end of year	64.61	62.84
Vested options at end of year	61.07	58.78
Cash consideration on stock options exercised	$ 10,700,000	$ 5,500,000